Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	40 years
Impairment on definite-lived intangible asset		$ 157,143
Reorganization, Chapter 11, Exchange of Stock Adjustment [Member]
Property, Plant and Equipment [Line Items]
Issuances and redemptions of demand notes	$ 494,765
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Impairment on definite-lived intangible asset		$ 157,143
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of outstanding principal in available cash reserves	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of outstanding principal in available cash reserves	10.00%